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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08365

___________________________________

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the six months ended December 31, 2008. These series have June 30 fiscal year end.

Date of reporting period:     December 31, 2008

Item 1 – Reports to Stockholders.

Evergreen Adjustable Rate Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Adjustable Rate Fund for the six-month period ended December 31, 2008 (the “period”).

During the latter half of 2008, one of the worst periods in the history of the financial markets developed as the crises in housing and credit forced the economy into recession, and by extension, the financial markets fell into turmoil. While the U.S. economy made gains in the first half of 2008, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. Meanwhile, home prices continued to fall and job losses persisted. Finally, September 2008 marked the crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”). The program was initially intended to be used to purchase distressed mortgage-related securities, however, one month after TARP’s approval the Treasury decided against it. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During this period of unprecedented events, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher quality tiers of the markets while keeping duration—or price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve

LETTER TO SHAREHOLDERS continued

remained steep.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim advisory agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of December 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:†

Christopher Y. Kauffman, CFA; Todd C. Kuimjian, CFA; Richard Applebach, CFA

†

Effective September 5, 2008, Mr. Kauffman and Mr. Kuimjian replaced Lisa Brown-Premo as lead portfolio managers of the fund. Also effective September 5, 2008, Mr. Applebach replaced Robert D. Rowe as portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

Class inception date	Class A 6/30/2000	Class B 6/30/2000	Class C 6/30/2000	Class I 10/1/1991	Class IS 5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with sales charge	-4.73%	-4.81%	-3.86%	N/A	N/A

6-month return w/o sales charge	-2.54%	-2.90%	-2.90%	-2.41%	-2.53%

Average annual return*

1-year with sales charge	-3.41%	-3.83%	-2.88%	N/A	N/A

1-year w/o sales charge	-1.21%	-1.94%	-1.94%	-0.95%	-1.20%

5-year	1.82%	1.55%	1.55%	2.57%	2.31%

10-year	3.47%	3.07%	3.07%	3.95%	3.69%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

as of December 31, 2008

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Barclays 6-Month Treasury Bill Index (Barclays 6-Month T-Bill) and the Consumer Price Index (CPI).

The Barclays 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2008	Ending Account Value 12/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$974.61	$3.53
Class B	$1,000.00	$970.97	$7.25
Class C	$1,000.00	$970.97	$7.25
Class I	$1,000.00	$975.89	$2.29
Class IS	$1,000.00	$974.66	$3.53
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.63	$3.62
Class B	$1,000.00	$1,017.85	$7.43
Class C	$1,000.00	$1,017.85	$7.43
Class I	$1,000.00	$1,022.89	$2.35
Class IS	$1,000.00	$1,021.63	$3.62

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.71% for Class A, 1.46% for Class B, 1.46% for Class C, 0.46% for Class I and 0.71% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2008(unaudited)	Year Ended June 30,

Class A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.18	0.44 [1]	0.38	0.29 [1]	0.20 [1]	0.15 [1]
Net realized and unrealized gains or losses on investments	(0.41)	(0.05)	0.02	(0.05)	0	(0.03)

Total from investment operations	(0.23)	0.39	0.40	0.24	0.20	0.12

Distributions to shareholders from
Net investment income	(0.20)	(0.45)	(0.42)	(0.31)	(0.31)	(0.30)
Tax basis return of capital	0	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.20)	(0.45)	(0.42)	(0.35)	(0.31)	(0.30)

Net asset value, end of period	$8.72	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	(2.54)%	4.30%	4.42%	2.61%	2.14%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$248,042	$270,482	$311,031	$486,223	$826,622	$1,301,464
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.71%[3]	0.94%	1.07%	0.91%	0.71%	0.70%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.71%[3]	0.98%	1.11%	0.93%	0.75%	0.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.71%[3]	0.69%	0.71%	0.73%	0.69%	0.70%
Interest and fee expense[4]	0.00%[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.98%[3]	4.74%	4.18%	3.13%	2.16%	1.62%
Portfolio turnover rate	23%	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2008(unaudited)	Year Ended June 30,

Class B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.13	0.37 [1]	0.32 [1]	0.23 [1]	0.14 [1]	0.09 [1]
Net realized and unrealized gains or losses on investments	(0.39)	(0.05)	0.01	(0.06)	(0.01)	(0.04)

Total from investment operations	(0.26)	0.32	0.33	0.17	0.13	0.05

Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.35)	(0.24)	(0.24)	(0.23)
Tax basis return of capital	0	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.17)	(0.38)	(0.35)	(0.28)	(0.24)	(0.23)

Net asset value, end of period	$8.72	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	(2.90)%	3.53%	3.65%	1.90%	1.43%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$120,255	$183,596	$274,387	$401,063	$563,993	$743,172
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.46%[3]	1.70%	1.81%	1.63%	1.45%	1.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.46%[3]	1.70%	1.81%	1.64%	1.45%	1.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.46%[3]	1.45%	1.45%	1.45%	1.43%	1.41%
Interest and fee expense[4]	0.00%[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.24%[3]	3.99%	3.45%	2.45%	1.44%	0.91%
Portfolio turnover rate	23%	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2008(unaudited)	Year Ended June 30,

Class C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.14	0.37 [1]	0.32 [1]	0.23 [1]	0.13 [1]	0.09 [1]
Net realized and unrealized gains or losses on investments	(0.40)	(0.05)	0.01	(0.06)	0	(0.04)

Total from investment operations	(0.26)	0.32	0.33	0.17	0.13	0.05

Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.35)	(0.24)	(0.24)	(0.23)
Tax basis return of capital	0	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.17)	(0.38)	(0.35)	(0.28)	(0.24)	(0.23)

Net asset value, end of period	$8.72	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	(2.90)%	3.53%	3.65%	1.90%	1.43%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$346,870	$395,703	$497,661	$736,772	$1,247,703	$1,966,006
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.46%[3]	1.70%	1.81%	1.62%	1.45%	1.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.46%[3]	1.70%	1.81%	1.63%	1.45%	1.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.46%[3]	1.45%	1.45%	1.44%	1.43%	1.41%
Interest and fee expense[4]	0.00%[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.23%[3]	3.99%	3.45%	2.43%	1.42%	0.91%
Portfolio turnover rate	23%	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

Class I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.19	0.46	0.41	0.32 [1]	0.23 [1]	0.18 [1]
Net realized and unrealized gains or losses on investments	(0.41)	(0.05)	0.02	(0.05)	0	(0.04)

Total from investment operations	(0.22)	0.41	0.43	0.27	0.23	0.14

Distributions to shareholders from
Net investment income	(0.21)	(0.47)	(0.45)	(0.34)	(0.34)	(0.32)
Tax basis return of capital	0	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.21)	(0.47)	(0.45)	(0.38)	(0.34)	(0.32)

Net asset value, end of period	$8.72	$9.15	$9.21	$9.23	$9.34	$9.45

Total return	(2.41)%	4.57%	4.69%	2.92%	2.45%	1.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$546,107	$890,857	$1,361,685	$1,548,974	$1,950,844	$2,722,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.46%[2]	0.70%	0.80%	0.63%	0.45%	0.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.46%[2]	0.70%	0.80%	0.64%	0.45%	0.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.46%[2]	0.45%	0.44%	0.45%	0.43%	0.41%
Interest and fee expense[3]	0.00%[2]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	4.23%[2]	4.98%	4.47%	3.46%	2.43%	1.91%
Portfolio turnover rate	23%	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

Class IS		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.18 [1]	0.44 [1]	0.38 [1]	0.29 [1]	0.20 [1]	0.16 [1]
Net realized and unrealized gains or losses on investments	(0.41)	(0.05)	0.02	(0.05)	0	(0.04)

Total from investment operations	(0.23)	0.39	0.40	0.24	0.20	0.12

Distributions to shareholders from
Net investment income	(0.20)	(0.45)	(0.42)	(0.31)	(0.31)	(0.30)
Tax basis return of capital	0	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.20)	(0.45)	(0.42)	(0.35)	(0.31)	(0.30)

Net asset value, end of period	$8.72	$9.15	$9.21	$9.23	$9.34	$9.45

Total return	(2.53)%	4.31%	4.43%	2.66%	2.19%	1.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,942	$110,786	$163,580	$305,389	$516,966	$762,534
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.71%[2]	0.95%	1.06%	0.86%	0.70%	0.66%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.71%[2]	0.95%	1.06%	0.87%	0.70%	0.66%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.71%[2]	0.70%	0.70%	0.68%	0.68%	0.66%
Interest and fee expense[3]	0.00%[2]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.99%[2]	4.73%	4.14%	3.15%	2.17%	1.66%
Portfolio turnover rate	23%	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $778,882)	$771,648	$835,428

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.6%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	998,134	1,027,056
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	125,670	141,489
Ser. 1989-96, Class H, 9.00%, 12/25/2019	60,723	67,203
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	100,656	109,959
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	799,367	842,312
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	444,785	468,621
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,401,770	1,456,626
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	420,818	440,111
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	819,889	832,643
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	175,838	184,563
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	839,223	878,346
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,056,823	2,167,586

		8,616,515

FLOATING-RATE 21.9%
FAMC, Ser. 2000-A, Class A, 7.89%, 12/15/2039	4,092,192	4,612,678
FHLMC:
Ser. 1671, Class QA, 4.08%, 02/15/2024	590,190	556,632
Ser. 1686, Class FE, 4.23%, 02/15/2024	57,056	55,404
Ser. 1698, Class FC, 1.86%, 03/15/2009	131,050	130,994
Ser. 1730, Class FA, 3.18%, 05/15/2024	1,110,292	1,110,626
Ser. 2315, Class FW, 1.75%, 04/15/2027	635,104	626,714
Ser. 2389, Class FI, 1.95%, 06/15/2031	1,739,468	1,761,155
Ser. 2391, Class EF, 1.70%, 06/15/2031	745,486	724,255
Ser. 2418, Class FO, 2.10%, 02/15/2032	4,078,959	3,902,877
Ser. 2425, Class FO, 2.10%, 03/15/2032	5,764,739	5,663,864
Ser. 2454, Class SL, IO, 6.80%, 03/15/2032	1,862,950	188,148
Ser. 2460, Class FE, 2.20%, 06/15/2032	2,936,532	2,913,862
Ser. 2461, Class FI, 1.70%, 04/15/2028	937,357	912,358
Ser. 2464, Class FE, 2.20%, 03/15/2032	1,214,224	1,206,842
Ser. 2466, Class FV, 1.75%, 03/15/2032	1,366,684	1,329,073
Ser. 2470, Class FX, 2.20%, 05/15/2031	2,260,404	2,243,813
Ser. 2475, Class FD, 1.75%, 06/15/2031	2,961,835	2,804,190
Ser. 2481, Class FC, 2.20%, 05/15/2031	1,734,070	1,721,342
Ser. 2527, Class SX, IO, 6.36%, 02/15/2032	3,642,436	231,355
Ser. 3153, Class EM, IIFRN, 32.37%, 01/15/2034	879,192	1,027,767
Ser. 3190, Class SN, IIFRN, 70.92%, 03/15/2032	860,989	1,393,692
Ser. T-66, Class 2A1, 5.55%, 01/25/2036	30,895,409	29,800,370
Ser. T-67, Class 1A1C, 5.33%, 03/25/2036	118,368,826	114,638,551
Ser. T-67, Class 2A1C, 5.29%, 03/25/2036	52,124,838	50,501,623
FNMA:
Ser. 1992-039, Class FA, 1.73%, 03/25/2022	716,063	686,317
Ser. 1992-045, Class F, 1.73%, 04/25/2022	148,434	142,749
Ser. 1993-113, Class FA, 1.61%, 07/25/2023	621,942	621,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 1993-165, Class FE, 1.62%, 09/25/2023	$2,192,550	$2,193,997
Ser. 1994-14, Class F, 4.73%, 10/25/2023	1,333,466	1,470,292
Ser. 1994-33, Class FA, 4.125%, 03/25/2009	20,867	20,860
Ser. 1994-33, Class FD, 4.125%, 03/25/2009	10,167	10,164
Ser. 1994-55, Class F, 1.51%, 12/25/2023	80,089	79,836
Ser. 1998-T2, Class A5, 5.33%, 01/25/2032	3,693,524	3,689,363
Ser. 1999-51, Class FJ, 1.07%, 10/25/2029	1,855,070	1,768,432
Ser. 2001-38, Class FB, 0.97%, 08/25/2031	646,372	572,694
Ser. 2001-62, Class FK, 0.97%, 07/25/2028	125,284	124,787
Ser. 2001-63, Class FD, 1.48%, 12/18/2031	1,081,637	1,053,579
Ser. 2001-71, Class FS, 1.07%, 11/25/2031	1,451,096	1,410,132
Ser. 2001-81, Class F, 1.02%, 01/25/2032	725,626	706,273
Ser. 2001-81, Class FC, 1.53%, 01/18/2032	933,101	912,535
Ser. 2001-81, Class FL, 1.53%, 01/18/2032	2,103,050	2,053,208
Ser. 2002-05, Class FD, 1.37%, 02/25/2032	1,306,124	1,291,496
Ser. 2002-20, Class FK, 1.07%, 04/25/2032	3,612,220	3,461,614
Ser. 2002-37, Class F, 1.27%, 11/25/2031	3,017,056	2,882,692
Ser. 2002-53, Class FG, 1.57%, 07/25/2032	2,621,101	2,616,436
Ser. 2002-64, Class FJ, 1.47%, 04/25/2032	4,063,251	3,933,852
Ser. 2002-77, Class TF, 1.88%, 12/18/2032	5,432,505	5,340,769
Ser. 2002-82, Class FC, 1.47%, 09/25/2032	2,947,310	2,915,980
Ser. 2002-92, Class FB, 1.12%, 04/25/2030	1,677,312	1,640,746
Ser. 2003-011, Class FE, 0.97%, 12/25/2033	1,103,489	1,082,983
Ser. 2003-119, Class FE, 1.47%, 06/25/2027	10,165,404	10,133,178
Ser. G92-06, Class F, 2.73%, 08/25/2021	100,401	99,836
Ser. G92-20, Class FB, 1.73%, 04/25/2022	735,135	741,045
Ser. G93-19, Class FD, 1.61%, 04/25/2023	1,931,353	1,930,214
GNMA:
Ser. 2002-57, Class SL, IIFRN, 45.22%, 08/16/2032	927,719	1,355,213
Ser. 2002-66, Class DS, STRIPS, IIFRN, 97.65%, 07/16/2031	260,305	467,186
Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	24,084,926	211,420
Ser. 2004-41, Class SE, IO, 6.69%, 05/20/2030	6,871,124	339,259

		288,018,847

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $313,175,724)		296,635,362

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 57.9%
FIXED-RATE 5.4%
FHLMC:
6.50%, 04/01/2018	619,078	699,813
7.00%, 11/01/2012-09/01/2035	1,632,918	1,672,579
7.50%, 01/01/2016-06/01/2016	234,121	246,979
8.50%, 05/01/2020-09/01/2022	486,901	526,007
9.75%, 03/01/2016	839	866
FNMA:
4.63%, 07/01/2038	3,091,531	3,049,105
5.05%, 07/01/2048	13,470,268	13,108,457
5.10%, 07/01/2038	9,551,745	9,307,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.21%, 07/01/2048	$18,969,836	$18,474,723
6.50%, 08/01/2028-05/01/2031	2,578,851	2,902,273
7.00%, 11/01/2014-11/01/2033	2,443,848	2,551,566
7.06%, 11/01/2024-01/01/2027	471,104	493,491
7.50%, 02/01/2016-08/01/2033	5,403,212	5,756,566
8.00%, 12/01/2026-05/01/2033	1,002,250	1,063,239
8.50%, 04/01/2026-06/01/2030	399,367	430,405
8.62%, 02/01/2032	185,528	198,383
9.00%, 05/01/2021-09/01/2030	317,392	344,057
9.50%, 08/01/2021-12/01/2024	248,341	273,736
10.00%, 01/01/2021	136,987	151,890
10.50%, 04/01/2019-11/01/2019	44,510	47,930
11.00%, 01/01/2016-01/01/2018	23,182	24,564
12.50%, 07/15/2015	66,449	76,484
GNMA:
5.50%, 01/20/2019	228,170	233,064
6.45%, 04/20/2025-09/20/2025	331,128	346,111
6.50%, 06/20/2034-08/20/2034	6,915,759	7,251,131
6.75%, 02/15/2029	157,675	165,817
7.00%, 07/20/2034	277,139	288,577
7.25%, 07/15/2017-05/15/2018	898,126	939,679
7.50%, 02/20/2023-11/20/2023	26,103	27,570
9.00%, 05/15/2016-02/20/2025	378,588	409,016

		71,061,203

FLOATING-RATE 52.5%
FHLB:
4.33%, 07/01/2032	2,998,761	3,000,788
5.04%, 08/01/2035	679,550	682,129
5.15%, 08/01/2033	6,603,674	6,542,534
5.18%, 12/01/2034	13,306,633	13,132,347
5.23%, 06/01/2029	4,936,034	4,938,275
5.30%, 05/01/2033	707,974	709,259
5.32%, 07/01/2034-06/01/2035	14,563,021	14,502,473
5.37%, 05/01/2034	7,461,948	7,412,988
5.63%, 06/01/2026	3,718,837	3,752,069
5.67%, 09/01/2025	2,896,105	2,957,094
5.68%, 06/01/2032	290,834	289,265
6.25%, 06/01/2035	5,955,770	6,073,087
FHLMC:
2.15%, 06/15/2031	4,947,622	4,912,189
3.875%, 05/01/2019	14,312	14,217
3.88%, 01/01/2026	40,088	39,824
3.94%, 09/01/2016-03/01/2019	352,424	350,519
3.95%, 01/01/2030-07/01/2030	367,880	367,120
4.00%, 12/01/2017-09/01/2018	185,482	184,445
4.03%, 10/01/2030	58,674	57,799
4.19%, 08/01/2018	11,689	11,724
4.21%, 07/01/2029	61,958	25,080

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.50%, 07/01/2030	$51,436	$51,517
4.51%, 01/01/2022	99,682	101,589
4.77%, 03/01/2018	67,736	67,792
4.78%, 10/01/2018	180,980	181,137
4.86%, 06/01/2022	6,498	6,590
4.875%, 10/01/2019	59,441	59,568
4.90%, 11/01/2018	35,863	36,452
4.96%, 08/01/2018	8,705	8,711
5.02%, 02/01/2018	31,291	31,424
5.04%, 06/01/2019	326,442	332,411
5.10%, 05/01/2032-10/01/2037	2,287,474	2,328,984
5.12%, 02/01/2027-11/01/2032	864,741	879,734
5.13%, 10/01/2032	11,804,597	11,781,188
5.15%, 07/01/2017	228,931	228,574
5.16%, 04/01/2020	153,761	153,413
5.17%, 11/01/2027	2,134,294	2,128,318
5.18%, 11/01/2029-07/01/2031	1,815,028	1,805,193
5.21%, 05/01/2025	553,347	551,084
5.22%, 09/01/2026	1,415,230	1,424,812
5.23%, 06/01/2020	537,211	538,681
5.25%, 10/01/2031	1,245,913	1,237,740
5.26%, 10/01/2033	743,088	747,271
5.27%, 12/01/2018	102,857	103,191
5.30%, 01/01/2030	84,790	84,550
5.31%, 01/01/2028	14,281	14,260
5.34%, 01/01/2028	90,208	89,919
5.38%, 07/01/2027-09/01/2032	9,879,632	9,789,744
5.39%, 03/01/2030	34,218,947	33,844,934
5.44%, 06/01/2030-10/01/2033	8,059,011	7,993,694
5.45%, 07/01/2018-12/01/2032	12,334,165	12,078,569
5.46%, 01/01/2023-10/01/2030	7,551,543	7,486,927
5.47%, 11/01/2026	768,438	769,175
5.48%, 07/01/2029	161,260	159,588
5.50%, 08/01/2019	37,055	37,519
5.53%, 12/01/2018	86,025	86,260
5.54%, 06/01/2019-05/01/2028	1,614,887	1,623,312
5.56%, 05/01/2028	1,070,492	1,058,652
5.57%, 02/01/2030	128,359	127,182
5.58%, 09/01/2016-10/01/2032	2,407,325	2,441,557
5.59%, 06/01/2030-06/01/2033	3,339,976	3,406,854
5.63%, 08/01/2030	17,203,541	17,295,964
5.68%, 05/01/2032	868,584	898,464
5.69%, 03/01/2032	35,169	35,589
5.72%, 11/01/2029	458,865	456,217
5.76%, 07/01/2019-06/01/2020	8,539	8,577
5.77%, 06/01/2024	72,864	73,103
5.80%, 05/01/2020	2,289	2,313
5.81%, 07/01/2024-08/01/2029	135,789	140,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.85%, 10/01/2025-10/01/2029	$561,541	$566,138
5.86%, 12/01/2017	131,593	133,623
5.87%, 06/01/2025	168,844	170,041
5.91%, 08/01/2027-10/01/2029	345,018	357,960
5.92%, 10/01/2025	363,690	363,461
5.93%, 06/01/2021-10/01/2024	914,734	924,338
5.94%, 03/01/2020-06/01/2028	788,073	787,266
5.99%, 03/01/2025	228,592	232,423
6.17%, 11/01/2029	650,817	662,883
6.19%, 05/01/2031	411,633	429,045
6.27%, 05/01/2020-08/01/2029	270,787	269,441
6.29%, 02/01/2024	55,798	56,024
6.33%, 02/01/2029	599,775	627,691
6.36%, 09/01/2031	1,027,850	1,050,833
6.40%, 07/01/2028	208,710	214,516
6.43%, 09/01/2030	224,442	225,954
6.47%, 04/01/2023	442,946	459,915
6.49%, 01/01/2019	2,860	2,949
6.60%, 04/01/2032	244,771	257,100
6.67%, 02/01/2021	94,675	103,578
6.68%, 08/01/2029	789,494	805,738
6.92%, 01/01/2017	8,130	8,469
7.02%, 04/01/2029	585,992	619,856
7.22%, 08/01/2027	99,983	109,513
FNMA:
3.66%, 12/01/2030	406,939	396,538
3.92%, 04/01/2033	1,826,893	1,794,163
3.94%, 10/01/2016-11/01/2020	4,080,194	4,036,090
3.95%, 10/01/2018-04/01/2021	652,186	672,479
3.96%, 01/01/2035	3,243,027	3,183,453
3.97%, 11/01/2024	27,801	27,464
3.98%, 04/01/2019	23,545	23,173
3.99%, 07/01/2020	4,443,821	4,433,881
4.00%, 11/01/2017-03/01/2030	109,566	107,999
4.02%, 09/01/2017-11/01/2023	1,981,928	1,956,049
4.05%, 10/01/2017	77,500	78,581
4.08%, 04/01/2033	2,105,930	2,060,238
4.10%, 12/01/2017	238,268	235,366
4.125%, 05/01/2017	66,290	65,507
4.15%, 12/01/2016-03/01/2018	62,028	62,338
4.18%, 11/01/2039	313,853	309,176
4.19%, 11/01/2032	564,510	551,961
4.22%, 12/01/2031	1,094,046	1,072,364
4.24%, 01/01/2038	2,616,426	2,612,465
4.25%, 01/01/2018-07/01/2028	2,640,685	2,630,221
4.26%, 08/01/2017-01/01/2036	103,638,635	99,510,225
4.28%, 12/01/2035	55,641,151	54,141,343
4.30%, 01/01/2032	688,768	679,008
4.33%, 06/01/2020-03/01/2033	1,442,225	1,405,363

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.375%, 05/01/2017-01/01/2027	$5,625,767	$5,562,903
4.38%, 07/01/2017-04/01/2042	9,867,932	9,676,384
4.40%, 01/01/2021-11/01/2027	111,348	112,180
4.41%, 01/01/2033	613,287	601,603
4.43%, 03/01/2015-03/01/2033	2,164,488	2,153,047
4.44%, 08/01/2033	844,984	838,068
4.45%, 08/01/2035	2,162,960	2,123,860
4.46%, 05/01/2018	565,318	563,079
4.47%, 08/01/2031	169,146	167,607
4.48%, 05/01/2022	240,578	237,744
4.49%, 12/01/2031	617,781	618,680
4.50%, 07/01/2017-09/26/2035	8,104,224	7,955,876
4.53%, 06/01/2018	5,529	5,562
4.54%, 11/01/2018-08/01/2031	557,131	565,088
4.57%, 11/01/2029-08/01/2036	18,000,196	17,721,985
4.58%, 02/01/2035	5,448,566	5,422,195
4.59%, 08/01/2031-09/01/2032	758,741	753,964
4.60%, 02/01/2019	890,276	884,974
4.62%, 09/01/2031	788,554	789,464
4.63%, 07/01/2018-03/01/2031	1,668,748	1,667,986
4.64%, 11/01/2024-09/01/2031	1,228,347	1,196,036
4.65%, 03/01/2014	1,857	1,916
4.66%, 08/01/2032	206,839	198,606
4.68%, 09/01/2018	71,491	71,044
4.69%, 06/01/2019	2,119	2,106
4.70%, 10/01/2017-09/01/2032	605,165	623,098
4.72%, 04/01/2018	1,266,973	1,288,550
4.73%, 01/01/2036	1,000,288	1,007,120
4.74%, 07/01/2018-08/01/2040	3,014,615	3,025,654
4.75%, 07/01/2015-01/01/2029	1,624,835	1,639,267
4.76%, 10/01/2018-04/01/2036	1,941,621	1,938,858
4.77%, 04/01/2018-07/01/2032	333,897	322,682
4.78%, 07/01/2025	72,021	72,613
4.79%, 07/01/2038	21,832,684	21,788,823
4.80%, 12/01/2031	348,210	347,557
4.82%, 08/01/2031-09/01/2033	452,588	443,797
4.83%, 11/01/2017-05/01/2028	1,014,249	1,013,709
4.85%, 09/01/2028-10/01/2032	2,490,653	2,418,250
4.87%, 02/01/2033	581,038	576,198
4.89%, 11/01/2022	628,697	633,915
4.90%, 07/01/2038	4,484,596	4,437,091
4.92%, 07/01/2025-04/01/2034	186,391	184,923
4.93%, 09/01/2019-01/01/2036	725,295	725,691
4.94%, 06/01/2027-09/01/2032	2,222,077	2,210,284
4.95%, 01/01/2019-07/01/2028	2,332,535	2,277,956
4.96%, 05/01/2032-06/01/2032	707,227	704,871
4.97%, 06/01/2021	221,490	221,755
4.98%, 03/01/2017-06/01/2032	2,086,381	2,095,423

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.00%, 02/01/2020-03/01/2023	$65,110	$65,599
5.01%, 11/01/2017-02/01/2033	2,063,754	2,071,865
5.02%, 03/01/2027-08/01/2032	616,615	608,710
5.03%, 02/01/2018-04/01/2030	985,402	976,141
5.04%, 04/01/2028	60,428	59,521
5.06%, 06/01/2017-09/01/2033	579,979	573,242
5.07%, 05/01/2025-08/01/2025	399,066	396,304
5.09%, 05/01/2019-04/01/2034	11,512,110	11,415,178
5.10%, 07/01/2030-12/01/2033	4,663,151	4,625,855
5.11%, 02/01/2035	16,318,091	16,224,646
5.12%, 07/01/2027-02/01/2032	7,281,137	7,240,473
5.125%, 10/01/2016-01/01/2022	39,363	40,157
5.13%, 01/01/2027-12/01/2036	2,303,746	2,297,225
5.14%, 10/01/2024-06/01/2034	1,585,528	1,595,980
5.15%, 05/01/2032	141,224	141,104
5.17%, 01/01/2028	24,053	24,155
5.19%, 03/01/2028-09/01/2030	852,251	843,909
5.21%, 12/01/2023-05/01/2034	3,311,194	3,311,924
5.22%, 09/01/2032	445,251	441,275
5.23%, 04/01/2024	72,702	73,907
5.24%, 07/01/2021-04/01/2030	2,031,552	2,048,186
5.25%, 09/01/2016-12/01/2020	36,738	36,387
5.26%, 12/01/2021-06/01/2032	872,095	874,223
5.27%, 11/01/2024-11/01/2032	3,480,374	3,488,010
5.29%, 12/01/2030-03/01/2032	202,890	202,545
5.30%, 01/01/2021	1,814,152	1,830,824
5.31%, 09/01/2026	303,318	302,596
5.32%, 02/01/2029	397,119	403,774
5.33%, 06/01/2019	33,073	33,113
5.34%, 09/01/2021-11/01/2028	1,353,918	1,365,491
5.35%, 06/01/2027-09/01/2030	214,032	213,484
5.37%, 09/01/2018-08/01/2033	591,790	591,434
5.375%, 07/01/2017-06/01/2025	17,049	16,890
5.40%, 06/01/2027-01/01/2029	374,288	373,665
5.42%, 07/01/2019	8,926	9,069
5.43%, 10/01/2009	13,677	13,655
5.44%, 11/01/2014	16,971	17,016
5.45%, 04/01/2028-04/01/2033	2,449,423	2,429,557
5.46%, 05/01/2028-10/01/2031	2,606,274	2,591,458
5.47%, 02/01/2033	210,374	206,673
5.49%, 05/01/2018-01/01/2032	460,175	460,171
5.50%, 05/01/2017-06/01/2033	4,059,613	4,136,918
5.52%, 07/01/2020	682,984	705,998
5.54%, 11/01/2027	85,789	86,149
5.55%, 01/01/2018-03/01/2033	300,142	301,938
5.58%, 04/01/2020-06/01/2033	517,604	543,408
5.59%, 10/01/2029	898,567	893,822
5.60%, 12/01/2028-06/01/2032	541,633	541,987
5.61%, 07/01/2028	654,380	657,560

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.62%, 10/01/2028	$514,664	$517,412
5.625%, 06/01/2017	42,096	42,762
5.63%, 09/01/2019	24,870	25,560
5.65%, 09/01/2031	551,369	574,091
5.69%, 09/01/2032-09/01/2033	17,072,536	17,174,743
5.70%, 06/01/2018-10/01/2029	1,025,924	1,032,379
5.72%, 04/01/2026-05/01/2029	588,199	602,636
5.73%, 01/01/2017	4,243	4,339
5.74%, 12/01/2024	135,562	136,815
5.75%, 01/01/2018-08/01/2026	230,570	231,799
5.76%, 11/01/2017	404	421
5.77%, 02/01/2034	865,856	902,897
5.78%, 05/01/2017-05/01/2027	473,524	480,448
5.79%, 05/01/2018-06/01/2028	105,990	109,110
5.81%, 04/01/2018-10/01/2024	872,672	883,208
5.82%, 06/01/2023-08/01/2030	311,437	306,676
5.83%, 06/01/2032	549,166	555,086
5.84%, 10/01/2031	80,257	82,148
5.85%, 03/01/2014-09/01/2033	119,096	120,822
5.86%, 01/01/2019	10,614	10,706
5.875%, 02/01/2017	30,045	30,459
5.90%, 06/01/2024-04/01/2033	2,803,414	2,889,697
5.91%, 04/01/2033	1,424,886	1,456,476
5.92%, 07/01/2033	220,924	223,794
5.93%, 09/01/2028	29,130	29,736
5.94%, 02/01/2029	5,488,132	5,490,618
5.95%, 07/01/2017-06/01/2019	207,803	212,521
5.96%, 08/01/2026	2,693,841	2,718,463
6.00%, 02/01/2017-11/01/2021	52,816	55,717
6.01%, 09/01/2023	61,625	63,954
6.03%, 06/01/2024-01/01/2033	912,754	911,608
6.04%, 05/01/2019	7,595	7,597
6.05%, 06/01/2033	124,985	127,977
6.07%, 07/01/2039	5,431,609	5,420,990
6.08%, 01/01/2023	54,691	57,614
6.12%, 03/01/2030-04/01/2032	640,648	645,150
6.13%, 09/01/2017	23,144	24,004
6.16%, 03/01/2030	89,330	91,709
6.17%, 01/01/2033	84,704	87,047
6.19%, 04/01/2040	862,800	877,900
6.23%, 06/01/2019-01/01/2033	263,411	270,631
6.28%, 12/01/2039	681,833	686,190
6.30%, 01/01/2025-12/01/2050	2,626,090	2,712,575
6.32%, 02/01/2029-04/01/2040	6,041,656	6,070,278
6.35%, 05/01/2017	4,621	4,652
6.36%, 04/01/2019-04/01/2034	5,392,811	5,501,726
6.37%, 11/01/2023	10,899	11,399
6.38%, 11/01/2031	143,693	149,006
6.41%, 09/01/2033	219,454	222,972

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.42%, 04/01/2024	$889,619	$898,230
6.44%, 01/01/2033	1,041,473	1,082,101
6.45%, 11/01/2031	54,790	56,728
6.46%, 12/01/2032	889,446	929,818
6.48%, 09/01/2033	112,878	117,059
6.55%, 12/01/2022-09/01/2032	3,207,391	3,318,988
6.58%, 06/01/2028	189,800	205,375
6.72%, 03/01/2023-10/01/2025	28,817	30,228
6.73%, 06/01/2022	7,286	7,742
6.85%, 06/01/2025-02/01/2028	117,503	120,355
6.92%, 04/01/2032	125,842	131,378
6.93%, 10/01/2018	382	417
6.95%, 05/01/2025	1,821	1,945
6.96%, 10/01/2017-11/01/2031	1,040,603	1,192,022
7.01%, 10/01/2032	49,694	52,296
7.05%, 08/01/2031	102,921	106,585
7.10%, 03/01/2015	39,605	41,053
7.21%, 05/01/2033	60,511	62,638
7.23%, 11/01/2019-09/01/2033	416,484	430,206
7.25%, 10/01/2021	31,051	33,186
7.29%, 02/01/2033	115,604	118,538
7.50%, 07/01/2010	860,109	904,852
7.59%, 06/01/2032	299,632	326,907
7.625%, 03/01/2024	5,530	5,924
7.70%, 03/01/2032	86,150	88,973
7.75%, 02/01/2024-01/01/2026	4,563	4,914
7.82%, 03/01/2032	50,414	52,370
7.97%, 06/01/2024	398	430
8.375%, 12/01/2024	3,729	4,090
9.10%, 10/01/2024	7,457	8,130
GNMA:
4.125%, 08/20/2017	27,086	27,391
4.625%, 07/20/2016-09/20/2027	7,042,231	7,150,303
5.00%, 08/20/2015-12/20/2032	445,613	445,875
5.125%, 09/20/2017-11/20/2032	19,808,024	19,855,534
5.375%, 02/20/2016-01/20/2028	12,420,683	12,610,109
5.50%, 10/20/2015-03/20/2033	3,102,655	3,180,690
5.875%, 01/20/2022	7,992	8,189

		688,979,022

Total Agency Mortgage-Backed Pass Through Securities (cost $787,068,801)		760,040,225

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.5%
FIXED-RATE 2.1%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	217,933	226,975
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	11,047,557	11,372,942
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	792,125	834,646
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,383,765	1,457,579

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
Ser. 2002-D12, Class A5, 5.62%, 10/25/2041	$4,039,769	$3,938,605
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	726,252	781,417
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	8,502,060	8,834,538

		27,446,702

FLOATING-RATE 8.4%
FHLMC, Ser. T-54, Class 4A, 5.56%, 02/25/2043	4,068,104	3,958,433
FNMA:
Ser. 2001-T12, Class A4, 5.61%, 08/25/2041	15,772,617	15,365,905
Ser. 2002-66, Class A3, 5.51%, 04/25/2042	20,272,719	20,466,526
Ser. 2002-W04, Class A6, 5.71%, 02/25/2027	6,022,623	5,786,289
Ser. 2003-07, Class A2, 5.18%, 05/25/2042	2,674,260	2,722,396
Ser. 2003-63, Class A8, 5.34%, 01/25/2043	3,857,986	3,895,756
Ser. 2003-W04, Class 5A, 5.84%, 10/25/2042	2,760,086	2,644,509
Ser. 2003-W08, Class 4A, 5.57%, 11/25/2042	1,343,167	1,121,273
Ser. 2003-W10, Class 2A, 5.63%, 06/25/2043	5,470,438	5,114,521
Ser. 2003-W18, Class 2A, 5.59%, 06/25/2033	31,114,052	29,473,893
Ser. 2004-T03, Class 2A, 5.68%, 08/25/2043	4,752,104	4,613,189
Ser. 2004-W12, Class 2A, 5.55%, 06/25/2044	14,965,842	14,206,840
Ser. 2005-W4, Class 3A, 5.60%, 06/25/2035	789,550	748,820

		110,118,350

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $144,835,865)		137,565,052

YANKEE OBLIGATIONS-GOVERNMENT 0.3%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 1.14%, 12/01/2016 ☐ + (cost $5,000,000)	5,000,000	4,750,000

	Shares	Value

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.1%
Evergreen Prime Cash Management Money Market Fund, Class I, 1.36% q ø	106,302,412	106,302,412

	Principal
	Amount	Value

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bill, 1.79%, 03/26/2009 ƒ ß	$2,765,000	2,764,751

Total Short-Term Investments (cost $109,061,222)		109,067,163

Total Investments (cost $1,359,920,494) 99.7%		1,308,893,230
Other Assets and Liabilities 0.3%		4,323,347

Net Assets 100.0%		$1,313,216,577

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality based on Moody’s and Standard Poor’s ratings as of December 31, 2008*:

AAA	100%

The following table shows the percent of total investments based on effective maturity as of December 31, 2008*:

Less than 1 year	9.2%
1 to 3 year(s)	9.8%
3 to 5 years	22.8%
5 to 10 years	58.2%

100.0%

*          Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,253,618,082)	$1,202,590,818
Investments in affiliated money market fund, at value (cost $106,302,412)	106,302,412

Total investments	1,308,893,230
Principal paydown receivable	2,780,414
Receivable for Fund shares sold	927,555
Interest receivable	6,353,470
Receivable for daily variation margin on open futures contracts	226,094
Prepaid expenses and other assets	1,498

Total assets	1,319,182,261

Liabilities
Dividends payable	1,232,543
Payable for Fund shares redeemed	4,534,894
Advisory fee payable	15,117
Distribution Plan expenses payable	29,698
Due to other related parties	8,276
Accrued expenses and other liabilities	145,156

Total liabilities	5,965,684

Net assets	$1,313,216,577

Net assets represented by
Paid-in capital	$1,708,314,311
Overdistributed net investment income	(5,526,347)
Accumulated net realized losses on investments	(334,848,808)
Net unrealized losses on investments	(54,722,579)

Total net assets	$1,313,216,577

Net assets consists of
Class A	$248,042,496
Class B	120,255,481
Class C	346,869,540
Class I	546,107,088
Class IS	51,941,972

Total net assets	$1,313,216,577

Shares outstanding (unlimited number of shares authorized)
Class A	28,437,938
Class B	13,787,283
Class C	39,768,500
Class I	62,611,115
Class IS	5,955,127

Net asset value per share
Class A	$8.72
Class A—Offering price (based on sales charge of 2.25%)	$8.92
Class B	$8.72
Class C	$8.72
Class I	$8.72
Class IS	$8.72

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2008 (unaudited)

Investment income
Interest	$36,900,779
Income from affiliate	854,014

Total investment income	37,754,793

Expenses
Advisory fee	1,691,013
Distribution Plan expenses
Class A	337,055
Class B	776,078
Class C	1,894,114
Class IS	134,943
Administrative services fee	805,244
Transfer agent fees	750,473
Trustees’ fees and expenses	6,902
Printing and postage expenses	65,054
Custodian and accounting fees	221,751
Registration and filing fees	59,918
Professional fees	36,528
Interest expense	2,685
Other	51,514

Total expenses	6,833,272
Less: Expense reductions	(3,292)
Fee waivers	(595)

Net expenses	6,829,385

Net investment income	30,925,408

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(10,891,009)
Futures contracts	(5,402,212)

Net realized losses on investments	(16,293,221)
Net change in unrealized gains or losses on investments	(53,670,548)

Net realized and unrealized gains or losses on investments	(69,963,769)

Net decrease in net assets resulting from operations	$(39,038,361)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (unaudited)		Year Ended June 30, 2008

Operations
Net investment income		$30,925,408		$100,632,319
Net realized losses on investments		(16,293,221)		(4,731,615)
Net change in unrealized gains or losses on investments		(53,670,548)		(4,178,714)

Net increase (decrease) in net assets resulting from operations		(39,038,361)		91,721,990

Distributions to shareholders from
Net investment income
Class A		(5,987,945)		(13,827,829)
Class B		(2,879,792)		(9,428,721)
Class C		(7,005,451)		(18,083,366)
Class I		(16,389,625)		(56,712,601)
Class IS		(2,412,693)		(5,819,776)

Total distributions to shareholders		(34,675,506)		(103,872,293)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,330,821	30,012,198	6,957,683	64,196,259
Class B	862,976	7,769,496	896,714	8,287,425
Class C	2,249,908	20,166,402	2,333,868	21,503,880
Class I	8,920,536	80,625,561	23,388,871	215,914,147
Class IS	2,338,098	21,206,914	7,801,215	72,037,630

		159,780,571		381,939,341

Net asset value of shares issued in reinvestment of distributions
Class A	471,567	4,219,980	1,068,194	9,863,408
Class B	234,492	2,101,734	723,638	6,682,841
Class C	447,036	4,001,508	1,103,064	10,186,089
Class I	1,366,559	12,239,108	4,421,504	40,826,449
Class IS	153,721	1,378,457	311,429	2,874,081

		23,940,787		70,432,868

Automatic conversion of Class B shares to Class A shares
Class A	2,758,069	24,740,358	1,196,440	11,028,728
Class B	(2,758,069)	(24,740,358)	(1,196,440)	(11,028,728)

		0		0

Payment for shares redeemed
Class A	(7,691,451)	(68,786,901)	(13,417,727)	(123,848,420)
Class B	(4,623,614)	(41,542,176)	(10,138,857)	(93,599,468)
Class C	(6,187,872)	(55,491,286)	(14,201,762)	(131,093,612)
Class I	(45,067,093)	(406,583,751)	(78,240,645)	(721,571,111)
Class IS	(8,648,004)	(75,810,621)	(13,759,076)	(127,030,054)

		(648,214,735)		(1,197,142,665)

Net decrease in net assets resulting from capital share transactions		(464,493,377)		(744,770,456)

Total decrease in net assets		(538,207,244)		(756,920,759)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30, 2008

Net assets
Beginning of period	$1,851,423,821	$2,608,344,580

End of period	$1,313,216,577	$1,851,423,821

Overdistributed net investment income	$(5,526,347)	$(1,776,249)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wells Fargo Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the six months ended December 31, 2008, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Tattersall Advisory Group, Inc., Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $595.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended December 31, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an indirect, wholly-owned subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS, an indirect, wholly-owned subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended December 31, 2008, EIS received $3,075 from the sale of Class A shares and $18,340, $155,581 and $15,418 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $342,951,702 and $831,663,849, respectively, for the six months ended December 31, 2008.

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$109,067,163	$(3,695,315)
Level 2 – Other Significant Observable Inputs	1,199,826,067	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$1,308,893,230	$(3,695,315)

*	Other Financial Instruments includes future contracts

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At December 31, 2008, the Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2008	Unrealized Gain (Loss)

March 2009	385 U.S. Treasury 5 Year Futures	$44,396,781	$45,836,055	($1,439,274)
March 2009	690 U.S. Treasury 2 Year Futures	148,207,084	150,463,125	(2,256,041)

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,361,969,386. The gross unrealized appreciation and depreciation on securities based on tax cost was $855,542 and $53,931,698, respectively, with a net unrealized depreciation of $53,076,156.

As of June 30, 2008, the Fund had $309,222,084 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2008, the Fund incurred and elected to defer post-October losses of $6,299,395.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended December 31, 2008, the Fund had no borrowings under this agreement.

During the six months ended December 31, 2008, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $126,648 (on an annualized basis) with a weighted average interest rate of 2.12% and paid interest of $2,685. The maximum amount outstanding under reverse repurchase agreements during the six months ended December 31, 2008, was $18,938,853 (including accrued interest).

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Adjustable Rate Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisor, and Keil provided. The Trustees formed small groups to review individual funds in greater

ADDITIONAL INFORMATION (unaudited) continued

detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees

ADDITIONAL INFORMATION (unaudited) continued

considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus

ADDITIONAL INFORMATION (unaudited) continued

accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’

ADDITIONAL INFORMATION (unaudited) continued

advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Barclays Six-Month Treasury Bill Index, and had outperformed the Fund’s benchmark index for the ten-year period ended December 31, 2007. The Trustees noted that, due to the Fund’s limited number of peers that have performance records dating back as far as the Fund’s performance record, meaningful comparative performance information for other mutual funds was not provided for the one-, three-, five-, or ten-year periods ended December 31, 2007.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the

ADDITIONAL INFORMATION (unaudited) continued

Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

ADDITIONAL INFORMATION (unaudited) continued

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

ADDITIONAL INFORMATION (unaudited) continued

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564984 rv6 2/2009

Evergreen Short Intermediate Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Short Intermediate Bond Fund for the six-month period ended December 31, 2008 (the “period”).

During the latter half of 2008, one of the worst periods in the history of the financial markets developed as the crises in housing and credit forced the economy into recession, and by extension, the financial markets fell into turmoil. While the U.S. economy made gains in the first half of 2008, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. Meanwhile, home prices continued to fall and job losses persisted. Finally, September 2008 marked the crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress' approval of the $700 billion Troubled Asset Relief Program (“TARP”). The program was initially intended to be used to purchase distressed mortgage-related securities, however, one month after TARP's approval the Treasury decided against it. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During this period of unprecedented events, the management teams of Evergreen's short- and intermediate-term bond funds pursued strategies based on each fund's objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher quality tiers of the markets while keeping duration—or price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve remained steep.

1

LETTER TO SHAREHOLDERS continued

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim advisory agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Parham M. Behrooz, CFA; Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2008.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with sales charge	-18.13%	-18.17%	-17.36%	N/A	N/A

6-month return w/o sales charge	-16.19%	-16.54%	-16.54%	-16.11%	-16.22%

Average annual return*

1-year with sales charge	-22.85%	-23.19%	-22.44%	N/A	N/A

1-year w/o sales charge	-21.05%	-21.69%	-21.69%	-20.89%	-21.09%

5-year	-2.46%	-2.83%	-2.83%	-1.85%	-2.10%

10-year	1.96%	1.64%	1.64%	2.31%	2.05%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front End	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fund performance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Barclays Capital Intermediate Government/Credit Index (BCIGCI) and the Consumer Price Index (CPI).

The BCIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool's ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2008, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	7/1/2008	12/31/2008	During Period*

Actual
Class A	$1,000.00	$ 838.06	$4.08
Class B	$1,000.00	$ 834.61	$7.77
Class C	$1,000.00	$ 834.61	$7.77
Class I	$1,000.00	$ 838.92	$3.11
Class IS	$1,000.00	$ 837.84	$4.31
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.77	$4.48
Class B	$1,000.00	$1,016.74	$8.54
Class C	$1,000.00	$1,016.74	$8.54
Class I	$1,000.00	$1,021.83	$3.41
Class IS	$1,000.00	$1,020.52	$4.74

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.68% for Class B, 1.68% for Class C, 0.67% for Class I and 0.93% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Class A	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.15	0.29	0.26	0.24	0.23	0.22
Net realized and unrealized gains or losses on investments	(1.03)	(0.42)	0.06	(0.26)	0.07	(0.25)

Total from investment operations	(0.88)	(0.13)	0.32	(0.02)	0.30	(0.03)

Distributions to shareholders from
Net investment income	(0.13)	(0.12)	(0.25)	(0.25)	(0.24)	(0.24)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.13)	(0.27)	(0.26)	(0.25)	(0.24)	(0.25)

Net asset value, end of period	$4.49	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(16.19)%	(2.28)%	5.51%	(0.31)%	4.99%	(0.41)%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,783	$28,718	$56,384	$68,516	$83,691	$84,755
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[3]	0.81%	0.79%	0.77%	0.73%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.93%[3]	0.90%	0.89%	0.87%	0.88%	0.89%
Net investment income (loss)	5.22%[3]	4.80%	4.33%	4.03%	3.69%	3.62%
Portfolio turnover rate	84%	191%	128%	113%	154%	149%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Class B	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.11 [1]	0.24	0.21	0.20	0.17	0.17
Net realized and unrealized gains or losses on investments	(1.01)	(0.41)	0.06	(0.27)	0.08	(0.25)

Total from investment operations	(0.90)	(0.17)	0.27	(0.07)	0.25	(0.08)

Distributions to shareholders from
Net investment income	(0.11)	(0.08)	(0.20)	(0.20)	(0.19)	(0.19)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.11)	(0.23)	(0.21)	(0.20)	(0.19)	(0.20)

Net asset value, end of period	$4.49	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(16.54)%	(3.06)%	4.67%	(1.15)%	4.11%	(1.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,290	$3,589	$5,133	$7,131	$10,343	$13,664
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[3]	1.61%	1.59%	1.57%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.68%[3]	1.61%	1.59%	1.57%	1.58%	1.59%
Net investment income (loss)	4.47%[3]	4.02%	3.55%	3.22%	2.83%	2.77%
Portfolio turnover rate	84%	191%	128%	113%	154%	149%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Class C	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.11	0.24	0.21	0.19	0.17	0.17
Net realized and unrealized gains or losses on investments	(1.01)	(0.41)	0.06	(0.26)	0.08	(0.25)

Total from investment operations	(0.90)	(0.17)	0.27	(0.07)	0.25	(0.08)

Distributions to shareholders from
Net investment income	(0.11)	(0.08)	(0.20)	(0.20)	(0.19)	(0.19)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.11)	(0.23)	(0.21)	(0.20)	(0.19)	(0.20)

Net asset value, end of period	$4.49	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(16.54)%	(3.06)%	4.67%	(1.15)%	4.11%	(1.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,879	$9,974	$13,035	$16,659	$21,359	$30,311
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[3]	1.61%	1.59%	1.58%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.68%[3]	1.61%	1.59%	1.58%	1.58%	1.59%
Net investment income (loss)	4.45%[3]	4.03%	3.55%	3.23%	2.83%	2.77%
Portfolio turnover rate	84%	191%	128%	113%	154%	149%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Class I	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.18	0.29	0.28	0.25	0.23	0.23
Net realized and unrealized gains or losses on investments	(1.06)	(0.40)	0.05	(0.26)	0.08	(0.25)

Total from investment operations	(0.88)	(0.11)	0.33	(0.01)	0.31	(0.02)

Distributions to shareholders from
Net investment income	(0.13)	(0.14)	(0.26)	(0.26)	(0.25)	(0.25)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.13)	(0.29)	(0.27)	(0.26)	(0.25)	(0.26)

Net asset value, end of period	$4.49	$5.50	$5.90	$5.84	$6.11	$6.05

Total return	(16.11)%	(2.08)%	5.71%	(0.16)%	5.15%	(0.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$169,509	$465,547	$715,849	$986,859	$1,197,647	$1,150,215
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%[2]	0.61%	0.59%	0.57%	0.58%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.67%[2]	0.61%	0.59%	0.57%	0.58%	0.59%
Net investment income (loss)	5.37%[2]	5.01%	4.53%	4.23%	3.84%	3.76%
Portfolio turnover rate	84%	191%	128%	113%	154%	149%

1	Per share amounts are based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Class IS	Six Months Ended December 31, 2008 (unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.14	0.28	0.27	0.24	0.22	0.21
Net realized and unrealized gains or losses on investments	(1.03)	(0.41)	0.06	(0.26)	0.07	(0.24)

Total from investment operations	(0.89)	(0.13)	0.33	(0.02)	0.29	(0.03)

Distributions to shareholders from
Net investment income	(0.12)	(0.12)	(0.26)	(0.25)	(0.23)	(0.24)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.12)	(0.27)	(0.27)	(0.25)	(0.23)	(0.25)

Net asset value, end of period	$4.49	$5.50	$5.90	$5.84	$6.11	$6.05

Total return	(16.22)%	(2.33)%	5.45%	(0.39)%	4.89%	(0.52)%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,066	$9,005	$12,898	$15,562	$23,793	$17,507
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%[2]	0.86%	0.84%	0.83%	0.83%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.93%[2]	0.86%	0.84%	0.83%	0.83%	0.84%
Net investment income (loss)	5.19%[2]	4.78%	4.31%	3.99%	3.61%	3.44%
Portfolio turnover rate	84%	191%	128%	113%	154%	149%

1	Per share amounts are based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.9%
FIXED-RATE 4.9%
FHLMC:
6.98%, 10/01/2020	$4,966,719	$5,219,376
7.30%, 12/01/2012	1,909,903	2,025,510
FNMA:
5.94%, 11/01/2011	70,056	72,998
6.11%, 02/01/2012	126,240	132,783
6.20%, 05/01/2011	131,458	137,490
6.50%, 07/01/2011	2,370,523	2,492,543

Total Agency Commercial Mortgage-Backed Securities (cost $10,559,818)		10,080,700

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	85,727

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL , 1.95%, 02/15/2027	21,014	20,416

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $103,918)		106,143

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.5%
FIXED-RATE 14.5%
FHLMC:
5.00%, 04/01/2032-12/01/2038	10,459,997	10,703,672
5.50%, 09/01/2038	175,000	179,345
FHLMC 30 year, 5.50%, TBA #	1,130,000	1,156,661
FNMA:
6.29%, 02/01/2011	1,500,468	1,560,116
6.50%, 07/01/2017	659,015	684,846
FNMA 15 year:
4.50%, TBA #	8,295,000	8,479,049
5.50%, TBA #	5,725,000	5,895,857
GNMA, 8.05%, 06/15/2019-10/15/2020	717,729	760,235

		29,419,781

FLOATING-RATE 0.0%
FNMA, 4.01%, 06/01/2017	8,402	8,366

Total Agency Mortgage-Backed Pass Through Securities (cost $28,735,298)		29,428,147

ASSET-BACKED SECURITIES 1.5%
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	3,000,000	1,324,020
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	30,844
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	44,072
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	36,246
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	795,000	434,911
Nomura Asset Acceptance Corp., Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	3,796,000	1,291,305

Total Asset-Backed Securities (cost $7,289,344)		3,161,398

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
FIXED-RATE 6.8%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-06, Class A5, 4.81%, 12/10/2042	$5,095,000	$4,220,772
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	1,433,827	1,410,004
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	7,220,000	3,367,620
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	3,936,780
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	953,928	943,101

		13,878,277

FLOATING-RATE 1.9%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	1,010,000	315,741
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.24%, 07/15/2033 144A	7,000,000	3,464,642

		3,780,383

Total Commercial Mortgage-Backed Securities (cost $27,663,254)		17,658,660

CORPORATE BONDS 42.9%
CONSUMER DISCRETIONARY 6.8%
Automobiles 0.5%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,081,173

Media 2.4%
Comcast Corp., 6.75%, 01/30/2011	2,425,000	2,435,379
Time Warner, Inc., 6.875%, 05/01/2012	2,500,000	2,403,483

		4,838,862

Multiline Retail 1.1%
Macy’s, Inc., 7.45%, 09/15/2011	2,850,000	2,240,225

Specialty Retail 2.8%
Home Depot, Inc., 5.40%, 03/01/2016	3,620,000	3,244,266
Lowe’s Companies, Inc., 5.40%, 10/15/2016	2,500,000	2,421,652

		5,665,918

CONSUMER STAPLES 4.6%
Beverages 1.4%
Pepsico, Inc., 5.00%, 06/01/2018	2,750,000	2,855,787

Food Products 3.2%
General Mills, Inc., 6.00%, 02/15/2012	3,500,000	3,633,350
Kraft Foods, Inc., 6.125%, 08/23/2018	3,000,000	2,962,935

		6,596,285

FINANCIALS 19.8%
Capital Markets 6.5%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	2,000,000	2,052,716
Eaton Vance Corp., 6.50%, 10/02/2017	2,000,000	1,775,026
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	3,160,000	2,984,642
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	3,000,000	2,962,101
Morgan Stanley:
5.625%, 01/09/2012	1,750,000	1,660,659
5.95%, 12/28/2017	2,000,000	1,662,694

		13,097,838

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 4.6%
Fifth Third Bancorp, 6.25%, 05/01/2013	$2,500,000	$2,320,895
Firstar Bank, 7.125%, 12/01/2009	95,000	95,972
National City Corp., 6.20%, 12/15/2011	2,675,000	2,512,820
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	2,000,000	2,027,842
SunTrust Banks, Inc., 5.25%, 11/05/2012	2,500,000	2,451,325

		9,408,854

Consumer Finance 3.5%
American Water Capital Corp., 6.09%, 10/15/2017	1,300,000	1,134,197
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	3,000,000	3,012,099
HSBC Finance Corp., 4.625%, 09/15/2010	3,000,000	2,962,581

		7,108,877

Diversified Financial Services 0.5%
Citigroup, Inc., 5.50%, 08/27/2012	1,000,000	971,505

Insurance 3.0%
Genworth Financial, Inc., 4.75%, 06/15/2009	4,120,000	4,048,205
MetLife, Inc., 5.00%, 06/15/2015	2,250,000	2,110,394

		6,158,599

Real Estate Investment Trusts (REITs) 1.7%
BRE Properties, Inc., 5.50%, 03/15/2017	3,000,000	1,530,240
ERP Operating, LP, 5.75%, 06/15/2017	2,800,000	1,935,626

		3,465,866

HEALTH CARE 2.6%
Biotechnology 1.5%
Amgen, Inc., 5.85%, 06/01/2017	3,000,000	3,103,356

Health Care Providers & Services 1.1%
WellPoint, Inc., 5.875%, 06/15/2017	2,500,000	2,279,007

INDUSTRIALS 1.2%
Road & Rail 1.2%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,500,000	2,471,825

INFORMATION TECHNOLOGY 0.7%
Computers & Peripherals 0.7%
Hewlett Packard Co., 6.125%, 03/01/2014	1,250,000	1,330,220

MATERIALS 1.0%
Metals & Mining 1.0%
Rio Tinto plc, 5.875%, 07/15/2013	2,650,000	2,112,736

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 5.875%, 01/17/2012	3,555,000	3,502,116

Wireless Telecommunication Services 3.0%
AT&T Wireless, 8.125%, 05/01/2012	3,000,000	3,219,447
Sprint Nextel Corp., 6.00%, 12/01/2016	3,900,000	2,753,439

		5,972,886

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.5%
Electric Utilities 1.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	$3,000,000	$2,956,332

Total Corporate Bonds (cost $94,253,708)		87,218,267

DEPOSITORY SHARES 2.3%
FINANCIALS 2.3%
Commercial Banks 0.8%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	2,000,000	1,652,024

Diversified Financial Services 1.5%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	2,000,000	1,323,080
JPMorgan Chase & Co., 7.90%, 12/31/2049	2,000,000	1,668,052

		2,991,132

Total Depository Shares (cost $6,000,000)		4,643,156

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds, 3.75%, 11/15/2018 (cost $14,119,056)	14,110,000	15,977,360

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.6%
FIXED-RATE 4.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	7,800,000	4,751,994
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	5,755,000	3,509,740

		8,261,734

FLOATING-RATE 0.5%
Washington Mutual, Inc., Ser. 2006-OA3, Class 4AB, 3.03%, 04/25/2047	3,762,615	1,077,425

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $17,049,584)		9,339,159

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.1%
FIXED-RATE 0.7%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	2,612,751	1,461,659

FLOATING-RATE 4.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.82%, 08/25/2047	5,274,744	2,597,375
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 3.10%, 03/25/2047	4,793,596	1,741,124
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.42%, 02/25/2047	3,045,696	1,331,518
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 3.25%, 04/25/2047	1,456,213	622,756
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 4.78%, 02/20/2021	149,230	149,060
Fund America Investors Corp., Ser. 1993-A, Class A5, 4.30%, 06/25/2023	544,964	545,084
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.01%, 04/01/2020	641,021	634,413
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR03, Class A1A, 3.23%, 05/25/2046	3,031,911	1,296,927

		8,918,257

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $21,060,019)		10,379,916

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 5.5%
HEALTH CARE 3.2%
Health Care Equipment & Supplies 1.9%
Covidien, Ltd., 5.45%, 10/15/2012	$4,000,000	$3,916,776

Pharmaceuticals 1.3%
AstraZeneca plc, 5.40%, 09/15/2012	2,500,000	2,642,425

MATERIALS 0.8%
Metals & Mining 0.8%
ArcelorMittal SA, 5.375%, 06/01/2013	2,000,000	1,509,674

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Vodafone Group plc, 7.75%, 02/15/2010	3,000,000	3,066,855

Total Yankee Obligations - Corporate (cost $11,514,474)		11,135,730

	Shares	Value

CLOSED END MUTUAL FUND SHARES 3.5%
BlackRock Income Opportunity Trust	30,419	257,040
MFS Charter Income Trust	177,400	1,302,116
MFS Intermediate Income Trust	114,181	713,631
MFS Multimarket Income Trust	276,442	1,329,686
Putnam Master Intermediate Income Trust	38,365	155,378
Putnam Premier Income Trust	345,687	1,337,809
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	192,793	2,022,399

Total Closed End Mutual Fund Shares (cost $8,608,857)		7,118,059

SHORT-TERM INVESTMENTS 8.8%
MUTUAL FUND SHARES 8.8%
Evergreen Institutional Money Market Fund, Class I, 1.53% q ø ## (cost $17,972,063)	17,972,063	17,972,063

Total Investments (cost $264,929,393) 110.2%		224,218,758
Other Assets and Liabilities (10.2%)		(20,692,010)

Net Assets 100.0%		$203,526,748

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°

Investment in non-controlled affiliate. At December 31, 2008, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $2,000,000 and earned $38,500 of income for the period from October 3, 2008 to December 31, 2008, which is included in income from affiliates.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2008*:

AAA	44.6%
AA	6.4%
A	28.4%
BBB	18.3%
BB	1.4%
B	0.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of December 31, 2008*:

Less than 1 year	5.6%
1 to 3 year(s)	19.4%
3 to 5 years	35.8%
5 to 10 years	37.1%
10 to 20 years	2.1%

100.0%

*     Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $244,957,330)	$204,594,671
Investments in affiliates, at value (cost $19,972,063)	19,624,087

Total investments	224,218,758
Receivable for securities sold	2,287,021
Receivable for Fund shares sold	92,878
Dividends and interest receivable	2,398,769
Unrealized gains on credit default swap transactions	192,667
Prepaid expenses and other assets	29,072

Total assets	229,219,165

Liabilities
Dividends payable	455,006
Payable for securities purchased	18,546,286
Payable for Fund shares redeemed	993,096
Unrealized losses on credit default swap transactions	4,683,306
Premiums received on credit default swap transactions	895,561
Advisory fee payable	4,680
Distribution Plan expenses payable	106
Due to other related parties	1,377
Accrued expenses and other liabilities	112,999

Total liabilities	25,692,417

Net assets	$203,526,748

Net assets represented by
Paid-in capital	$339,579,842
Undistributed net investment income	4,042,843
Accumulated net realized losses on investments	(94,894,663)
Net unrealized losses on investments	(45,201,274)

Total net assets	$203,526,748

Net assets consists of
Class A	$17,783,113
Class B	2,289,757
Class C	7,879,324
Class I	169,508,548
Class IS	6,066,006

Total net assets	$203,526,748

Shares outstanding (unlimited number of shares authorized)
Class A	3,964,987
Class B	510,529
Class C	1,756,792
Class I	37,794,152
Class IS	1,352,509

Net asset value per share
Class A	$4.49
Class A—Offering price (based on sales charge of 2.25%)	$4.59
Class B	$4.49
Class C	$4.49
Class I	$4.49
Class IS	$4.49

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2008 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $7,828)	$9,645,277
Income from affiliates	425,820
Dividends	420,799
Securities lending	10,473

Total investment income	10,502,369

Expenses
Advisory fee	717,966
Distribution Plan expenses
Class A	28,038
Class B	14,164
Class C	42,325
Class IS	9,274
Administrative services fee	173,387
Transfer agent fees	129,462
Trustees' fees and expenses	5,340
Printing and postage expenses	22,805
Custodian and accounting fees	54,526
Registration and filing fees	27,046
Professional fees	24,498
Other	10,061

Total expenses	1,258,892
Less: Expense reductions	(882)
Fee waivers and expense reimbursements	(5,727)

Net expenses	1,252,283

Net investment income	9,250,086

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(60,745,970)
Credit default swap transactions	(4,226,886)
Total return swap transactions	(11,149,193)

Net realized losses on investments	(76,122,049)
Net change in unrealized gains or losses on investments	29,289

Net realized and unrealized gains or losses on investments	(76,092,760)

Net decrease in net assets resulting from operations	$(66,842,674)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008		Year Ended
	(unaudited)		June 30, 2008

Operations
Net investment income		$9,250,086		$33,076,430
Net realized losses on investments		(76,122,049)		(14,056,691)
Net change in unrealized gains or losses on investments		29,289		(29,356,101)

Net decrease in net assets resulting from operations		(66,842,674)		(10,336,362)

Distributions to shareholders from
Net investment income
Class A		(573,946)		(1,012,430)
Class B		(61,424)		(63,069)
Class C		(183,085)		(153,088)
Class I		(8,127,159)		(13,941,989)
Class IS		(188,400)		(233,817)
Tax basis return of capital
Class A		0		(1,186,663)
Class B		0		(114,926)
Class C		0		(278,392)
Class I		0		(14,805,961)
Class IS		0		(275,184)

Total distributions to shareholders		(9,134,014)		(32,065,519)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	427,733	2,071,163	905,982	5,322,286
Class B	103,140	498,712	180,576	1,043,580
Class C	321,306	1,479,019	200,951	1,156,015
Class I	2,919,360	14,464,451	10,615,759	62,370,061
Class IS	35	3,448	351,624	2,090,910

		18,516,793		71,982,852

Net asset value of shares issued in reinvestment of distributions
Class A	93,882	451,606	310,159	1,812,790
Class B	8,474	40,603	20,975	121,925
Class C	26,434	126,188	50,245	291,833
Class I	755,745	3,641,144	1,999,089	11,618,741
Class IS	25,228	120,790	55,643	323,572

		4,380,331		14,168,861

Automatic conversion of Class B shares to Class A shares
Class A	57,871	274,533	88,725	506,888
Class B	(57,871)	(274,533)	(88,725)	(506,888)

		0		0

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	December 31, 2008		Year Ended
	(unaudited)		June 30, 2008

Payment for shares redeemed
Class A	(1,838,537)	(9,040,475)	(5,634,842)	(31,753,127)
Class B	(195,972)	(959,158)	(329,883)	(1,901,467)
Class C	(405,403)	(1,962,946)	(645,570)	(3,773,978)
Class I	(50,567,674)	(246,755,551)	(49,232,496)	(287,192,083)
Class IS	(310,815)	(1,508,700)	(954,776)	(5,595,348)

		$(260,226,830)		$(330,216,003)

Net decrease in net assets resulting from capital share transactions		(237,329,706)		(244,064,290)

Total decrease in net assets		(313,306,394)		(286,466,171)
Net assets
Beginning of period		516,833,142		803,299,313

End of period		$203,526,748		$516,833,142

Undistributed net investment income		$4,042,843		$3,926,771

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended December 31, 2008, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Tattersall Advisory Group, Inc., Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $119 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,608.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended December 31, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an indirect, wholly-owned subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended December 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.07% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an indirect, wholly-owned subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended December 31, 2008, EIS received $81 from the sale of Class A shares and $4,424, $6,767 and $489 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$291,167,923	$1,810,567	$319,717,697	$251,750,109

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$41,067,482	$0
Level 2 - Other Significant Observable Inputs	183,151,276	(4,490,639)
Level 3 - Significant Unobservable Inputs	0	0

Total	$224,218,758	$(4,490,639)

*	Other financial instruments include swap contracts.

The Fund has adopted FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45. The amendments require disclosures for sellers of credit derivatives and the current status of the payment/performance risk of a guarantee which have been incorporated in the following tables and Note 2f. The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

At December 31, 2008, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection:

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2012	Citibank	Borg Warner, Inc., 6.50%, 02/15/2009++	A-	$2,000,000	0.255%	Quarterly	$174,939	$(17,728)	$192,667

*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

++	The Fund entered into the swap contract for speculative purposes.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on debt obligations – Sell protection:

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

03/20/2009	Citibank	AIG, 6.25%, 05/01/2036++	A-	$2,000,000	1.55%	Quarterly	$ (13,223)	$ 0	$ (13,223)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012++	A	1,500,000	1.75%	Quarterly	(15,030)	0	(15,030)
09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014++	BBB+	1,500,000	0.75%	Quarterly	(501,270)	(136,231)	(365,039)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014++	BBB+	5,000,000	0.24%	Quarterly	(561,751)	(65,959)	(495,792)
06/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014++	BBB+	1,500,000	0.90%	Quarterly	(501,889)	0	(501,889)

Credit default swaps on an index – Sell protection:

Expiration	Counterparty	Reference Index	Rating of Reference Index*+	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2012	Morgan Stanley	Dow Jones CDX North America Index Grade 8++	BBB+	$2,928,000	0.35%	Quarterly	$ (159,375)	$ 0	$ (159,375)
12/13/2049	Morgan Stanley	Markit CMBX North America AA.3 Index++	AA	600,000	0.27%	Monthly	(1,041,108)	(675,643)	(365,465)
02/15/2051	Goldman Sachs	Markit CMBX North America AA.5 Index++	AA	3,000,000	1.75%	Monthly	(1,410,291)	0	(1,410,291)
02/17/2051	Goldman Sachs	Markit CMBX North America AA.4 Index++	AA	2,200,000	1.65%	Monthly	(1,357,202)	0	(1,357,202)

*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

+	Rating represents an average rating for the underlying securities within the index.
++	The Fund entered into the swap contract for speculative purposes.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $264,938,838. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,616,824 and $44,336,904, respectively, with a net unrealized depreciation of $40,720,080.

As of June 30, 2008, the Fund had $15,912,549 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2013	2014	2015

$959,410	$830,422	$4,490,699	$9,632,018

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31, within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2008, the Fund incurred and elected to defer post-October losses of $2,776,041.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended December 31, 2008, the Fund had no borrowings.

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

31

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Short Intermediate Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisor, and Keil provided. The Trustees formed small groups to review individual funds in greater

32

ADDITIONAL INFORMATION (unaudited) continued

detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees

33

ADDITIONAL INFORMATION (unaudited) continued

considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus

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ADDITIONAL INFORMATION (unaudited) continued

accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’

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ADDITIONAL INFORMATION (unaudited) continued

advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Barclays Capital Intermediate Government/Credit Index. The Trustees noted that, for the one- and three-year periods ended December 31, 2007, the Fund’s Class I shares had performed in the third quintile of mutual funds against which the Trustees compared the Fund’s performance, and that the Fund’s Class I shares had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance over the five- and ten-year periods ended December 31, 2007.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

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ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and

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ADDITIONAL INFORMATION (unaudited) continued

recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;

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ADDITIONAL INFORMATION (unaudited) continued

•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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564986 rv6 2/2009

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
       W. Douglas Munn
       Principal Executive Officer

Date: March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
       W. Douglas Munn
       Principal Executive Officer

Date: March 2, 2009

By: ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 2, 2009